UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        November 14, 2007

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      $206912

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMBAC FINL GROUP INC		COM	    023139108	6253	99500	SH	SOLE			99500
AMERICAN EQTY INVT LIFE HLDG	COM	    025676206	5296	497250	SH	SOLE			497250
AMERICAN FINL RLTY TR		COM	    02607P305	8725	1083850	SH	SOLE			1083850
AMERICAN STRATEGIC INC		COM	    030098107	492	42900	SH	SOLE			42900
BANCTRUST FINL GP		COM	    05978R107	5995	375834	SH	SOLE			375834
CAPITAL SOUTHWEST CO    	COM	    140501107	7484	60962	SH	SOLE			60962
CASTLEPOINT HLDGS LTD		COM	    G19522112	5639	490350	SH	SOLE			490350
CATAPULT COMMUNICATIONS CORP	COM	    149016107	2412	315700	SH	SOLE			315700
CEDAR SHOPPING CNTRS INC	COM NEW	    150602209	1792	131600	SH	SOLE			131600
CEVA INC			COM	    157210105	2716	302130	SH	SOLE			302130
CITIGROUP INC			COM	    172967101	7223	154775	SH	SOLE			154775
COMSTOCK RES INCORP     	COM NEW	    205768203	5475	177533	SH	SOLE			177533
CONCORD CAMERA CORP		COM NEW	    206156200	531	179413  SH	SOLE			179413
ELECTRONIC CLEARING HOUSE INC	COM	    285562500	682	63149	SH	SOLE			63149
ENTERTAINMENT DIST CO INC	COM	    29382J105	3979	3090071	SH	SOLE			3090071
FIRST POTOMAC REALTY TR    	COM	    33610F109	3396	155800	SH	SOLE			155800
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1657	241838	SH	SOLE			241838
HARRIS STRATEX NETWORKS INC	CL A	    41457P106	5686	325479	SH	SOLE			325479
ICT GROUP INC			COM	    44929Y101	4283	319400	SH	SOLE			319400
INFOCUS CORP			COM	    45665B106	3386	1991482	SH	SOLE			1991482
IXIA				COM	    45071R109	5388	617930	SH	SOLE			617930
KVH INDUSTRIES INC		COM	    482738101	10699	1251300	SH	SOLE			1251300
LANDAMERICA FINL GROUP INC    	COM	    514936103	7350	188550	SH	SOLE			188550
LEGG MASON INC			COM	    524901105	10465	124149	SH	SOLE			124149
MAX CAPITAL GROUP LTD		SHS	    G6052F103	6731	240050	SH	SOLE			240050
MFS CHARTER INCOME TR		SH BEN INT  552727109	2126	262150	SH	SOLE			262150
MFS INTERMARKET INCOME TRUST	SH BEN INT  59318R103	4608	548600	SH	SOLE			548600
NABORS INDUSTRIES LTD NEW    	COM	    G6359F103	6049	196600  SH	SOLE			196600
OPNET TECHNOLOGIES INC		COM	    683757108	5743	495071	SH	SOLE			495071
PHOENIX COS INC NEW	    	COM	    71902E109	6942	491964	SH	SOLE			491964
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	6846    972423	SH	SOLE			972423
QAD INCORPORATED        	COM	    74727D108	8836    1020279	SH	SOLE			1020279
RAM HOLDINGS LTD		SHS	    G7496G103	5244	563850	SH	SOLE			563850
RMR ASIA REAL ESTATE FUND	COM BEN INT 74964Q101	1743    104975	SH	SOLE			104975
TECUMSEH PRODS CO		CL B	    878895101	2268	133825	SH	SOLE			133825
TEJON RANCH CO DEL		COM	    879080109	17860   431393  SH	SOLE			431393
TOLLGRADE COMMUNICATIONS INC	COM	    889542906	4811	475350	SH	SOLE			475350
TRIQUENT SEMICONDUCTOR INC	COM	    89674K103	1126	229400	SH	SOLE			229400
VALUEVISION INTL INC		CL A	    92047K107	4498	607035	SH	SOLE			607035
VAN KAMPEN DYNAMIC CREDIT OP	COM	    921151106	4205	248500	SH	SOLE			248500
WESTERN ASSET MGD HI INCM OPP	COM	    95766L107	275	44336	SH	SOLE			44336